Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.42%
Aerospace & Defense–2.85%
Aerojet Rocketdyne Holdings, Inc.(b)	348,600	$14,581,938
BWX Technologies, Inc.	314,405	15,314,668
Cubic Corp.	263,996	10,905,675
Mercury Systems, Inc.(b)	213,189	15,208,903
		56,011,184
Alternative Carriers–1.76%
Cogent Communications Holdings, Inc.	200,835	16,462,445
Iridium Communications, Inc.(b)	808,107	18,045,029
		34,507,474
Apparel, Accessories & Luxury Goods–0.17%
G-III Apparel Group Ltd.(b)	421,687	3,246,990
Application Software–11.42%
Anaplan, Inc.(b)	409,954	12,405,208
Aspen Technology, Inc.(b)	154,877	14,724,156
Avalara, Inc.(b)	134,876	10,061,750
Blackline, Inc.(b)	386,081	20,311,721
Fair Isaac Corp.(b)	63,858	19,648,468
Guidewire Software, Inc.(b)	221,734	17,585,724
HubSpot, Inc.(b)	121,386	16,167,401
LivePerson, Inc.(b)	512,650	11,662,788
Nuance Communications, Inc.(b)	899,371	15,091,445
Pegasystems, Inc.	274,213	19,532,192
Q2 Holdings, Inc.(b)	467,340	27,601,100
RealPage, Inc.(b)	460,874	24,394,061
Zendesk, Inc.(b)	233,077	14,919,259
		224,105,273
Auto Parts & Equipment–0.96%
Fox Factory Holding Corp.(b)	274,448	11,526,816
Visteon Corp.(b)	151,840	7,285,283
		18,812,099
Biotechnology–5.96%
Abcam PLC (United Kingdom)	1,134,603	16,206,194
Agios Pharmaceuticals, Inc.(b)	380,130	13,487,012
CareDx, Inc.(b)	773,587	16,887,404
Halozyme Therapeutics, Inc.(b)	1,018,310	18,319,397
Natera, Inc.(b)	487,156	14,546,478
Neurocrine Biosciences, Inc.(b)	194,550	16,838,303
Sage Therapeutics, Inc.(b)	266,758	7,661,290
Sarepta Therapeutics, Inc.(b)	132,634	12,974,258
		116,920,336
Brewers–0.77%
Boston Beer Co., Inc. (The), Class A(b)	41,317	15,186,476
Building Products–0.79%
Armstrong World Industries, Inc.	194,089	15,414,548
Casinos & Gaming–0.96%
Eldorado Resorts, Inc.(b)	471,153	6,784,603
Penn National Gaming, Inc.(b)	952,133	12,044,483
		18,829,086
Shares		Value
Construction & Engineering–0.76%
AECOM(b)	500,309	$14,934,224
Construction Materials–0.72%
Martin Marietta Materials, Inc.	75,098	14,210,795
Data Processing & Outsourced Services–0.66%
Black Knight, Inc.(b)	221,810	12,878,289
Distributors–0.81%
Pool Corp.	81,187	15,975,166
Diversified Support Services–1.08%
IAA, Inc.(b)	414,128	12,407,275
KAR Auction Services, Inc.	726,848	8,722,176
		21,129,451
Education Services–1.96%
Adtalem Global Education, Inc.(b)	213,412	5,717,307
Bright Horizons Family Solutions, Inc.(b)	174,105	17,758,710
Strategic Education, Inc.	107,496	15,023,641
		38,499,658
Electrical Components & Equipment–0.77%
Generac Holdings, Inc.(b)	161,998	15,093,354
Electronic Components–1.45%
II-VI, Inc.(b)(c)	424,400	12,095,400
Littelfuse, Inc.	123,297	16,450,286
		28,545,686
Electronic Equipment & Instruments–2.17%
OSI Systems, Inc.(b)	171,523	11,821,365
Trimble, Inc.(b)	526,501	16,758,527
Zebra Technologies Corp., Class A(b)	75,940	13,942,584
		42,522,476
Electronic Manufacturing Services–1.54%
Fabrinet (Thailand)(b)	308,258	16,818,557
IPG Photonics Corp.(b)	120,912	13,334,175
		30,152,732
Environmental & Facilities Services–0.79%
Clean Harbors, Inc.(b)	302,131	15,511,406
Financial Exchanges & Data–2.34%
Cboe Global Markets, Inc.	173,454	15,480,769
MarketAxess Holdings, Inc.	45,537	15,144,240
Morningstar, Inc.	132,007	15,345,814
		45,970,823
Footwear–0.54%
Steven Madden Ltd.	455,933	10,591,324
General Merchandise Stores–0.56%
Ollie’s Bargain Outlet Holdings, Inc.(b)	239,356	11,091,757
Health Care Equipment–9.36%
AtriCure, Inc.(b)	460,308	15,461,746
DexCom, Inc.(b)	151,664	40,838,565

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–(continued)
Integer Holdings Corp.(b)	101,613	$6,387,393
iRhythm Technologies, Inc.(b)	210,161	17,096,597
Masimo Corp.(b)	134,310	23,788,987
Mesa Laboratories, Inc.	81,530	18,433,118
Nevro Corp.(b)	182,050	18,201,359
Penumbra, Inc.(b)	133,382	21,518,518
Tandem Diabetes Care, Inc.(b)	340,625	21,919,219
		183,645,502
Health Care Facilities–1.20%
Encompass Health Corp.	367,229	23,513,673
Health Care Services–2.73%
Chemed Corp.	76,027	32,934,896
LHC Group, Inc.(b)	146,993	20,608,419
		53,543,315
Health Care Supplies–0.73%
Haemonetics Corp.(b)	143,497	14,300,911
Home Improvement Retail–0.67%
Floor & Decor Holdings, Inc., Class A(b)	412,905	13,250,121
Industrial Machinery–4.26%
Evoqua Water Technologies Corp.(b)	1,038,554	11,642,190
ITT, Inc.	281,994	12,791,248
John Bean Technologies Corp.	206,259	15,318,856
Kennametal, Inc.	414,051	7,709,630
Nordson Corp.	116,015	15,670,146
Timken Co. (The)	365,761	11,828,711
Welbilt, Inc.(b)	1,664,232	8,537,510
		83,498,291
Industrial REITs–0.82%
EastGroup Properties, Inc.	154,376	16,129,204
Insurance Brokers–1.80%
eHealth, Inc.(b)	250,713	35,305,405
Interactive Home Entertainment–0.21%
Take-Two Interactive Software, Inc.(b)	35,432	4,202,590
Internet & Direct Marketing Retail–0.75%
Etsy, Inc.(b)	384,453	14,778,373
Investment Banking & Brokerage–0.88%
LPL Financial Holdings, Inc.	316,603	17,232,701
IT Consulting & Other Services–0.94%
KBR, Inc.	893,935	18,486,576
Leisure Products–0.59%
Brunswick Corp.	326,186	11,537,199
Life Sciences Tools & Services–7.88%
10X Genomics, Inc., Class A(b)	241,113	15,026,162
Avantor, Inc.(b)	254,957	3,184,413
Bio-Techne Corp.	153,680	29,140,801
Bruker Corp.	400,938	14,377,637
NeoGenomics, Inc.(b)	640,138	17,674,210
PRA Health Sciences, Inc.(b)	194,095	16,117,649
Repligen Corp.(b)	400,694	38,682,999
Syneos Health, Inc.(b)	516,807	20,372,532
		154,576,403
Shares		Value
Metal & Glass Containers–0.53%
Berry Global Group, Inc.(b)	307,808	$10,376,208
Movies & Entertainment–0.20%
IMAX Corp.(b)	424,818	3,844,603
Office Services & Supplies–0.22%
MSA Safety, Inc.	42,621	4,313,245
Oil & Gas Exploration & Production–0.33%
Parsley Energy, Inc., Class A	1,120,918	6,422,860
Packaged Foods & Meats–0.83%
Lancaster Colony Corp.	112,110	16,215,590
Pharmaceuticals–2.55%
Catalent, Inc.(b)	642,016	33,352,731
Horizon Therapeutics PLC(b)	564,245	16,712,937
		50,065,668
Property & Casualty Insurance–0.09%
Hanover Insurance Group, Inc. (The)	20,125	1,822,922
Regional Banks–0.78%
SVB Financial Group(b)	100,796	15,228,260
Research & Consulting Services–0.83%
Clarivate Analytics PLC (United Kingdom)(b)	786,121	16,312,011
Restaurants–3.31%
Dunkin’ Brands Group, Inc.	256,403	13,614,999
Jack in the Box, Inc.	162,270	5,687,564
Texas Roadhouse, Inc.	385,719	15,930,195
Wendy’s Co. (The)	899,588	13,385,869
Wingstop, Inc.	204,572	16,304,388
		64,923,015
Security & Alarm Services–0.83%
Brink’s Co. (The)	311,199	16,197,908
Semiconductor Equipment–1.44%
Enphase Energy, Inc.(b)	418,253	13,505,389
MKS Instruments, Inc.	180,833	14,728,848
		28,234,237
Semiconductors–5.05%
Lattice Semiconductor Corp.(b)	1,087,033	19,370,928
Monolithic Power Systems, Inc.	115,405	19,325,721
Power Integrations, Inc.	202,014	17,843,897
Semtech Corp.(b)	511,329	19,174,838
Silicon Laboratories, Inc.(b)	274,650	23,457,856
		99,173,240
Specialized REITs–1.39%
CoreSite Realty Corp.	234,945	27,230,125
Specialty Chemicals–1.81%
Axalta Coating Systems Ltd.(b)	811,046	14,006,764
Element Solutions, Inc.(b)	1,532,271	12,809,786
Ingevity Corp.(b)	248,315	8,740,688
		35,557,238
Specialty Stores–0.65%
Five Below, Inc.(b)	181,472	12,771,999
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Systems Software–1.66%
Qualys, Inc.(b)	239,263	$20,813,488
SailPoint Technologies Holding, Inc.(b)	773,580	11,773,888
		32,587,376
Trading Companies & Distributors–0.53%
SiteOne Landscape Supply, Inc.(b)	140,055	10,310,849
Trucking–1.78%
Knight-Swift Transportation Holdings, Inc.	305,015	10,004,492
Lyft, Inc., Class A(b)	529,631	14,220,593
Old Dominion Freight Line, Inc.	82,005	10,763,976
		34,989,061
Total Common Stocks & Other Equity Interests (Cost $1,759,016,752)		1,950,717,286
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	5,969,467	5,969,467
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	2,808,634	2,807,510
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	6,822,248	6,822,249
Total Money Market Funds (Cost $15,598,103)		15,599,226
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $1,774,614,855)		1,966,316,512
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)(e)	5,084,983	$5,084,983
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)(e)	1,274,085	1,273,575
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,358,799)		6,358,558
TOTAL INVESTMENTS IN SECURITIES–100.54% (Cost $1,780,973,654)		1,972,675,070
OTHER ASSETS LESS LIABILITIES—(0.54)%		(10,586,044)
NET ASSETS–100.00%		$1,962,089,026
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,934,511,092	$16,206,194	$—	$1,950,717,286
Money Market Funds	21,957,784	—	—	21,957,784
Total Investments	$1,956,468,876	$16,206,194	$—	$1,972,675,070
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Small Cap Growth Fund